EQUITY-ACCOUNTED INVESTMENTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Revenue	$ 1,443	$ 1,305	$ 310
Net income (loss)	29	223	(24)
Share of net income	11	68	$ 2
Current assets	1,102	682
Property, plant and equipment, at fair value	16,256	11,999
Other assets	571	608
Current liabilities	1,279	1,080
Non-recourse borrowings	7,365	6,078
Other liabilities	$ 2,580	$ 1,197
Bottom of range
Investment [Line Items]
Ownership interest	13.00%
Top of range
Investment [Line Items]
Ownership interest	50.00%